REVENUE AND OTHER OPERATING INCOME - Narrative (Details) $ in Thousands	1 Months Ended			6 Months Ended
	Aug. 31, 2025 USD ($)	Mar. 31, 2024 USD ($) vessels	Jan. 31, 2024 USD ($) vessels	Jun. 30, 2025 USD ($) vessels	Jun. 30, 2024 USD ($)	Dec. 31, 2024 vessels
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Proceeds from sale of vessels				$ 0	$ 382,350
Gain on sale of vessels				$ 0	94,229
LR2 tanker
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of assets on fixed rate time charter | vessels						4
Number of vessels delivered | vessels				2
VLCC vessels
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of assets on fixed rate time charter | vessels				1		1
Number of tankers sold | vessels			5
Gross proceeds from sale of vessels			$ 290,000
Proceeds from sale of vessels					208,000
Gain on sale of vessels					$ 68,600
Suezmax tanker
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Number of assets on variable rate time charter | vessels				1		1
Time charter, profit share income				$ 400
Number of tankers sold | vessels		1	1
Gross proceeds from sale of vessels		$ 46,900	$ 45,000
Proceeds from sale of vessels		34,000	32,000
Gain on sale of vessels		$ 13,800	$ 11,800
Suezmax tanker | Other disposals of assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Gross proceeds from sale of vessels	$ 36,400
Proceeds from sale of vessels	23,700
Gain on sale of vessels	$ 6,000